UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

          Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 9/3/13

Item 1.  Schedule of Investments.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Par Value						Market Value
		INVESTMENTS - 92.6%
	UNAFFILIATED TRADING COMPANIES ^ - 1.5%
4,395		Abraham Diversified Program Class (a)				$ 288,134
29,778		Capital Discus Program Class CFM DTP (a)				1,152,280
37,399	CCP Quantitative Fund - Aristarchus Program Class (a)					1,573,805
27,675		Lynx Trading Program Class (a)				853,777
10,578		Quantitative Global Program Class (a)				635,906
25,641		Winton Diversified Program Class (a)				3,087,295
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $8,664,865)					7,591,197

Principal
Amount ($)					Maturity
		STRUCTURED NOTE - 8.0%
50,000,000		Barclays Bank PLC Linked Note (a) *			1/15/2014	40,100,070
		(Cost $50,000,000)
				Yield (b)
	LONG TERM BONDS & NOTES - 4.1%
10,000,000		Federal Home Loan Mortgage Corp. (c)		1.0000%	8/27/2014	10,077,600
10,650,000		United States Treasury Note/Bond		1.2500	4/15/2014	10,716,978
		TOTAL LONG TERM BONDS & NOTES (Cost $20,783,865)				20,794,578

	SHORT-TERM INVESTMENTS - 79.0%
		BONDS & NOTES - 17.3%
20,000,000		Federal Farm Credit Banks		0.2000	11/20/2013	20,003,260
18,000,000		Federal Home Loan Banks		0.1200	2/20/2014	18,002,772
19,300,000		Federal Home Loan Banks		0.1700	4/1/2014	19,307,701
10,000,000		Federal Home Loan Banks		0.1900	7/24/2014	10,005,870
20,000,000		Federal Home Loan Banks		0.2900	11/15/2013	20,005,140
		TOTAL BONDS & NOTES (Cost - $87,300,689)				87,324,743

	CERTIFICATES OF DEPOSIT - 14.9%
15,600,000		Banco del Estado de Chile		0.1500	10/3/2013	15,600,000
12,500,000		BMOCHG		0.1000	10/10/2013	12,500,000
15,600,000		Norinchukin Bank		0.1500	10/4/2013	15,600,000
15,600,000		Sumitomo Mitsui		0.1600	10/10/2013	15,600,000
15,600,000		Sumitomo Mitsui		0.1600	10/10/2013	15,600,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $74,900,000)					74,900,000

		COMMERCIAL PAPER - 26.3%
3,000,000		Albica DCP (d)		0.1600	10/25/2013	2,999,680
11,000,000		American Honda Finance Corp.		0.0500	10/4/2013	10,999,954
17,000,000		Automatic Data Processing (d)		0.0500	10/2/2013	16,999,976
7,300,000		Danaher Corp. (d)		0.0900	10/22/2013	7,299,617
13,000,000		Exxon Mobil		0.0500	10/2/2013	12,999,982
15,600,000		NetJets Inc. (d)		0.0600	10/4/2013	15,599,922
21,000,000		Regency Mkts (d)		0.1500	10/15/2013	20,998,775

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (continued)
September 30, 2013
Principal
Amount ($)						Market Value
		COMMERCIAL PAPER - 26.3% (Continued)
15,600,000		Toyota Motor Credit Corp.		0.0500%	10/3/2013	$ 15,599,957
11,000,000		Victory Receivables Corp. (d)		0.1400	10/4/2013	10,999,872
17,700,000		Wal-Mart (d)		0.0400	10/7/2013	17,699,882
		TOTAL COMMERCIAL PAPER (Cost - $132,197,617)				132,197,617

		DISCOUNT AGENCY NOTES - 9.7%
22,423,000		Federal Farm Credit Banks		0.0100	10/1/2013	22,423,000
1,333,000		Federal Home Loan Bank		0.0000	10/1/2013	1,333,000
10,000,000		Federal Home Loan Bank		0.0100	3/28/2014	9,999,019
15,000,000		Freddie Mac Discount Notes (c)		0.0198	10/22/2013	14,999,912
		TOTAL DISCOUNT AGENCY NOTES (Cost - $48,754,931)				48,754,931

		U.S. GOVERNMENT TREASURY BILL - 10.8%
54,351,004	United States Treasury Bill (Cost - $54,351,004) (a,e)			0.1600	10/17/2013	54,351,004

	TOTAL SHORT-TERM INVESTMENTS (Cost - $397,504,242)					397,528,295

	TOTAL INVESTMENTS - 92.6% (Cost - $476,952,971) (f)					$ 466,014,140
	OTHER ASSETS LESS LIABILITIES - 7.4%					37,318,240
		NET ASSETS - 100.0%				$ 503,332,380

^		Alternative Strategies Limited Fund
*		Non-Income bearing.
(a)		All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.
(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(c)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operate under a federal conservatorship.

(d)

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013 these securities amounted to  $92,597,724 or 18.4% of net assets.

(e)		All or part of the security was held as collateral for swaps held as of September 30, 2013.
(f)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $486,974,646 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized Appreciation:	$ 66,979
					Unrealized Depreciation:	(21,027,485)
					Net Unrealized Depreciation:	$ (20,960,506)

	OPEN TOTAL RETURN SWAPS CONTRACTS (a)

	Reference Entity	Notional Amount	Interest Rate	Termination Date	Counterparty	Unrealized Depreciation
	Barclays Bank PLC SWAP	$ 51,871,595	LIBOR + 1.75%	1/15/2014	Barclays Capital Inc.	$ (1,575,866)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

Altegris Advisors, LLC (the “Advisor”) fair values AMFS Fund Limited ("AMFS") a subsidiary of which the Fund may invest up to 25% of its total assets. Investments in AMFS are fair valued daily based on the underlying commodity trading advisor's ("CTA’s") current position. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. These CTA prices are used to value the Fund's swaps and structured note holdings. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at September 30, 2013, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (I) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. gPayments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

	Assets		Level 1	Level 2	Level 3	Total
	Investments
	Unaffiliated Trading Companies		$ -	$ 7,591,197	$ -	$ 7,591,197
	Structured Note		-	40,100,070	-	40,100,070
	Bonds & Notes		-	108,119,321	-	108,119,321
	Certificates of Deposit		-	74,900,000	-	74,900,000
	Commercial Paper		-	132,197,617	-	132,197,617
	Discount Agency Notes			48,754,931	-	48,754,931
	U.S. Government Treasury Bill		-	54,351,004	-	54,351,004
		Total Assets	$ -	$ 466,014,140	$ -	$ 466,014,140
	Liabilities
	Derivatives
Futures	Swaps		$ -	$ (1,575,866)	$ -	$ (1,575,866)
		Total Liabilities	$ -	$ (1,575,866)	$ -	$ (1,575,866)

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The consolidated Portfolio of Investments of the Fund include AMFS. A summary of the Fund's investment in AMFS is as follows:

		Inception Date of AMFS	AMFS Net Assets at September 30, 2013	% of Fund Net Assets at September 30, 2013
	AMFS	September 1, 2010	$99,565,162	19.78%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/27/13

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/27/13